Related Party Transactions (Details Textual) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2002 CAD	Dec. 31, 2001 USD ($)	Dec. 31, 2000 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2000 Board of Directors Chairman [Member] USD ($)	Dec. 31, 2002 Chief Executive Officer [Member] USD ($)	Dec. 31, 2001 Chief Executive Officer [Member] USD ($)	Dec. 31, 2000 Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Subsidiaries [Member] USD ($)	Dec. 31, 2010 Subsidiaries [Member] USD ($)	Dec. 31, 2010 Trapeze Media Limited [Member] USD ($)	Dec. 31, 2000 Chief Financial Officer Director [Member] USD ($)	Dec. 31, 2012 Annual Base Compensation [Member] USD ($)	Dec. 31, 2012 Special Bonus [Member] USD ($)	Dec. 31, 2012 Special Bonus [Member] CAD
Related Party Transaction, Expenses from Transactions with Related Party	$ 2,739	$ 3,375	$ 1,343									$ 390	$ 300	$ 105
Performance based bonus, payable on acheivement of financial metrics																	10,051	10,000
Related Party Transaction, Share Purchases					161	215		10	470	64	576				7
Percentage Of Base Compensation Maximum	250.00%
Payments for Postemployment Benefits	500
Percentage Of Granted Long Term Equity Incentives Maximum	300.00%
Proceeds from (Repayments of) Related Party Debt	475	102	95
Shares Purchased From Related Party					1,250,000	1,600,000		75,000	3,691,930	500,000	4,280,000				50,000
Identical Price, Per Share				0.20
Due from Related Parties	5,502						5,480
Annual Base Compensation Increased																$ 1,500
Special Bonus Related To Services Agreement	(i) the average market price of the Company’s Class A subordinate voting shares is C$30 ($30) per share or more for more than 20 consecutive trading days (measured as of the close of trading on each applicable date) or (ii) a change of control of the Company.